Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2015		December 31, 2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures[1]	$124,847	$128,993	$81,399	$90,367
Bank borrowings	4	4	5	5
Investment securities	2,704	2,704	2,735	2,735
[1] Includes credit agreement borrowings.

Fair Value Leveling
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,132	$-	$-	$1,132
International equities	569	-	-	569
Fixed income bonds	-	680	-	680
Asset Derivatives[1]
Interest rate swaps	-	136	-	136
Cross-currency swaps	-	556	-	556
Foreign exchange contracts	-	3	-	3
Liability Derivatives[1]
Cross-currency swaps	-	(3,466)	-	(3,466)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,160	$-	$-	$1,160
International equities	553	-	-	553
Fixed income bonds	-	836	-	836
Asset Derivatives[1]
Interest rate swaps	-	157	-	157
Cross-currency swaps	-	1,243	-	1,243
Interest rate locks	-	5	-	5
Liability Derivatives[1]
Cross-currency swaps	-	(1,506)	-	(1,506)
Interest rate locks	-	(133)	-	(133)
[1]	Derivatives designated as hedging instruments are reflected as "Other assets," "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" in our consolidated balance sheets.

Notional Amount Of Outstanding Derivative Positions
	2015	2014
Interest rate swaps	$7,050	$6,550
Cross-currency swaps	29,642	26,505
Interest rate locks	-	6,750
Foreign exchange contracts	100	-
Total	$36,792	$39,805

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2015	2014	2013
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(16)	$(29)	$(113)
Gain (Loss) on long-term debt	16	29	113

Cash Flow Hedging Relationships
For the year ended December 31,	2015	2014	2013
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(813)	$528	$813
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(361)	(128)	-
Interest income (expense) reclassified from accumulated OCI into income	(58)	(44)	(46)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	-	-	(2)